Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 322,589	$ 289,977	$ 261,185
Additions	94,264	109,012	63,523
Deductions	(27,874)	(30,719)	(25,248)
Translation	(57,742)	(45,681)	(9,483)
Balance at end of period	331,237	322,589	289,977
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	9,373	5,098	4,023
Additions	6,656	6,567	2,687
Deductions	(2,615)	(800)	(1,473)
Translation	(646)	(1,492)	(139)
Balance at end of period	12,768	9,373	5,098
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	301,012	270,057	236,563
Additions	49,879	76,085	43,563
Deductions	(401)	(4,389)	(3,942)
Translation	(52,599)	(40,741)	(6,127)
Balance at end of period	297,891	301,012	270,057
Provision For Contingencies [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	12,204	14,822	20,599
Additions	37,729	26,360	17,273
Deductions	(24,858)	(25,530)	(19,833)
Translation	(4,497)	(3,448)	(3,217)
Balance at end of period	20,578	12,204	14,822
Legal Reserve Accrual [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	37,729	26,360	17,273
Legal Reserve Settlements [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	(23,415)	(23,101)	(18,876)
Legal Reserve Reclassifications [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions	$ (1,443)	$ (2,429)	$ (957)